Note 12 - Equity Incentive Schemes - Performance Shares Outstanding Activity (Details) - Performance Shares [Member] - $ / shares $ / shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance, number of rights (in shares)	7,500,000	7,500,000
Balance, Weighted average exercise price (in AUD per Share)		$ 0
Granted, number of rights (in shares)	750,000	0
Granted, Weighted average exercise price (in AUD per Share)	$ 0
Lapsed, number of rights (in shares)	(750,000)
Lapsed, Weighted average exercise price (in AUD per Share)	$ 0
Balance, number of rights (in shares)	7,500,000	7,500,000
Balance, Weighted average exercise price (in AUD per Share)	$ 0